Pension and Other Post-Employment Benefits (Estimate Of Benefit Payments For The Next 10 Years) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Year one	$ 15
Year two	15
Year three	15
Year four	15
Year five	16
Thereafter	72
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Year one	6
Year two	7
Year three	7
Year four	8
Year five	8
Thereafter	$ 42